Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Estimated contractual amount payable at maturity of FVO deposits	$ 391	$ 253
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transferred	211	0
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
FVO liabilities losses	4
Net gain, net of hedges was realized for FVO assets and FVO liabilities	37
Level 3 of fair value hierarchy [member] | Corporate equity limited partenrship [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	23	22
Decrease in fair value measurement assets	23	22
Level 3 of fair value hierarchy [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	67	58
Decrease in fair value measurement assets	68	56
Level 3 of fair value hierarchy [member] | Corporate equity private companies [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	11	10
Decrease in fair value measurement assets	8	8
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVO liabilities losses	18
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transferred	$ 854	$ 405